Consolidated statements of cash flows - CNY (¥)		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities:
Net income		¥ 534,643,942	¥ 860,908,711	¥ 532,672,757
Adjustments to reconcile net income to net cash provided by operating activities:
Provision for credit losses		362,735,159	433,753,901	306,752,951
Depreciation and amortization		10,917,300	13,299,246	10,804,855
Share-based compensation expenses		15,886,067	39,715,168	182,689,766
Net loss on disposal of property and equipment		3,049,896	946,244	261,875
Net gain on disposal of subsidiaries				6,060,758
Foreign exchange (gain)/loss		(647,316)	(1,836,029)	2,274,438
Deferred tax (benefit)/expense		3,908,847	(105,085,476)	(57,888,823)
Loss/ (gain) on sale of loans	[1]	(75,959,140)	16,697,259
Loans held-for-sale:
Originations and purchase		(550,365,329)	(7,871,176)
Proceeds from sales and paydowns of loans originally classified as held for sale		207,192,005	35,232,875
Guaranteed assets		(100,304,255)
Changes in operating assets and liabilities:
Deposits		44,704,926	(27,892,733)	(98,732,767)
Credit risk mitigation position		928,702,101
Other operating assets		197,658,322	(138,548,636)	(289,327,710)
Other operating liabilities		(283,008,921)	205,466,514	691,081,484
Net cash provided by operating activities		1,299,113,604	1,324,785,868	1,286,649,584
Cash flows from investing activities:
Loans originated, net of principal collected		4,371,766,370	785,703,866	(9,288,327,415)
Proceeds from sales of available-for-sale investments		2,654,500,000	390,050,000	16,290,109
Cash received from disposal of investment in equity securities		6,000,000		9,350,000
Proceeds from disposal of subsidiaries			29,658,807	57,717,953
Proceeds from disposal of property and equipment and intangible assets		881,111	3,044,763	890,219
Proceeds from sales of loans		536,346,406	165,626,448
Purchase of available-for-sale investments		(2,628,600,000)	(710,000,000)	(360,050,000)
Purchases of property, equipment and intangible assets		(4,440,146)	(14,822,364)	(19,763,521)
Net cash (used in)/provided by investing activities		4,936,453,741	649,261,520	(9,583,892,655)
Cash flows from financing activities:
Proceeds from initial public offering, net of offering cost paid of RMB51,967,702			313,779,783
Proceeds from interest-bearing borrowings		2,793,124,280	10,931,383,040	15,024,145,699
Proceeds from related party			138,000,000
Repayment of interest-bearing borrowings		(10,488,829,330)	(11,352,964,066)	(5,767,405,436)
Repayment through related party			(32,747,681)
Net cash provided by /(used in) financing activities		(7,695,705,050)	(2,548,924)	9,256,740,263
Net increase/(decrease) in cash and cash equivalents		(1,460,137,705)	1,971,498,464	959,497,192
Cash and cash equivalents at the beginning of year		3,161,657,934	1,190,360,385	233,138,588
Effect of exchange rate change on cash and cash equivalents		3,836,195	(200,915)	(2,275,395)
Cash and cash equivalents at the end of year		1,705,356,424	3,161,657,934	1,190,360,385
Supplemental disclosures of cash flow information:
Income taxes paid		179,190,712	95,837,024	45,595,075
Interest expense paid		¥ 1,412,091,485	¥ 2,002,298,692	¥ 1,298,748,843

[1]	As mentioned in Note 6(c), the Group transferred the delinquent loans to third parties. Net (losses)/gains on sale of loans which summarizes the received from sales of loans are nil, net losses of RMB16,697,259 and net gains of RMB75,959,140 for the years ended December 31, 2017, 2018 and 2019, respectively.